UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act File Number 811-22045

WISCONSIN CAPITAL FUNDS, INC.
(Exact name of registrant as specified in charter)

1200 John Q Hammons Drive
Madison, Wisconsin 53717
(Address of principal executive offices) (zip code)

Thomas G. Plumb, Chairman
Wisconsin Capital Funds, Inc.
1200 John Q Hammons Drive, 2nd Floor
Madison, Wisconsin 53717
(Name and address of agent for service)

Registrants telephone number, including area code:  (608) 824-8800

Date of fiscal year end:  03/31/2008

Date of reporting period:  07/01/2006-06/30/2007




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Plumb Balanced Fund
There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

Plumb Equity Fund
There were no matters relating to a portfolio security considered at any shareholder meetings held during the reporting period and with respect to which the registrant was entitled to vote.

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	Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

				WISCONSIN CAPITAL FUNDS, INC.

				By:  /s/ Tom G. Plumb________________
 						Tom G. Plumb, Chairman and
						Chief Executive Officer





							Date: July 31, 2007